CONTRACTUAL OBLIGATIONS AND RIGHTS	6 Months Ended
Jun. 30, 2019
Disclosure Of Contractual Commitments [Abstract]
CONTRACTUAL OBLIGATIONS AND RIGHTS
NOTE 7 – CONTRACTUAL OBLIGATIONS AND RIGHTS

As of 30 June 2019, TORM has contractual obligations regarding investment commitments including newbuilding and second-hand commitments and chartered-in vessels of USD 271.4m and USD 0.0m respectively (30 June 2018: USD 306.4m and USD 0.1m, 31 December 2018: USD 258.0m and USD 0.0m).